Interim Condensed Consolidated Statements of Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
LOSS FOR THE PERIOD	$ (275,160)	$ (41,423)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized (loss) gain on translation of foreign operations	(2,298)	3,750
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD, NET OF TAX	(277,458)	(37,673)
Total comprehensive loss attributable to:
Shareholders of Just Energy	(277,438)	(37,627)
Non-controlling interest	(20)	(46)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD, NET OF TAX	$ (277,458)	$ (37,673)